Stock-Based Compensation Plans (Schedule of Restricted Stock Activity) (Details) - Restricted Stock - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Nonvested, beginning of period, shares	833,741	767,845
Shares granted, shares	229,669	261,680
Shares vested, shares	(225,536)	(170,759)
Shares forfeited, shares	(22,925)	(25,025)
Nonvested, end of period, shares	814,949	833,741
Weighted- average grant-date fair value
Nonvested, beginning of period, weighted-average grant-date fair value	$ 6.09	$ 5.61
Shares granted, weighted-average grant-date fair value	5.95	6.66
Shares vested, weighted-average grant-date fair value	6.71	4.79
Shares forfeited, weighted-average grant-date fair value	6.20	6.19
Nonvested, end of period, weighted-average grant-date fair value	$ 5.88	$ 6.09